Inventory (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Inventory costs	$ 1,980	$ 101	$ 2,087
Impairment in drug product	$ 131	$ 106